COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jul. 12, 2022	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Commissions And Royalty Commitments [Line Items]
Operating ROU assets and related operating lease liability		$ 1,600		$ 1,600
TAT Technologies Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Royalty expense		$ 1,090	$ 1,168	$ 2,462	$ 2,214
TAT Technologies Ltd [Member] | Minimum [Member]
Commissions And Royalty Commitments [Line Items]
Royalties percentage rate for sales of products developed by third parties		5.00%		5.00%
TAT Technologies Ltd [Member] | Maximum [Member]
Commissions And Royalty Commitments [Line Items]
Royalties percentage rate for sales of products developed by third parties		25.00%		25.00%
Tat Industries Ltd [Member]
Commissions And Royalty Commitments [Line Items]
Litigation, total damages sought by customer	$ 750